SEMI-ANNUAL REPORT

 . PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT OF PACIFIC MUTUAL LIFE
  INSURANCE COMPANY

[LOGO OF PACIFIC SELECT VARIABLE ANNUITY APPEARS HERE]

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (Unaudited)
(In thousands)

                                                        High                      Govern-
                                         Money          Yield       Managed        ment                    Aggressive      Growth
                                         Market         Bond         Bond        Securities     Growth        Equity         LT
                                        Variable      Variable     Variable       Variable     Variable      Variable     Variable
                                         Account       Account      Account        Account      Account       Account      Account
                                       --------------------------------------------------------------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Money Market Portfolio (16,792
  shares; cost $168,683) ...........     $168,713
 High Yield Bond Portfolio (18,982
  shares; cost $185,169) ...........                  $188,928
 Managed Bond Portfolio (20,900
  shares; cost $222,949) ...........                               $223,592
 Government Securities Portfolio
  (8,171 shares; cost $84,722) .....                                              $84,472
 Growth Portfolio (1,506 shares;
  cost $26,522) ....................                                                           $33,575
 Aggressive Equity Portfolio (6,208
  shares; cost $63,628) ............                                                                        $65,570
 Growth LT Portfolio (24,997 shares;
  cost $379,058) ...................                                                                                      $410,909
Receivables:
 Due from Pacific Mutual Life
  Insurance Company ................          824          479        1,078            64                       315            527
 Fund shares redeemed ..............                                                                26
                                       --------------------------------------------------------------------------------------------
Total Assets .......................      169,537      189,407      224,670        84,536       33,601       65,885        411,436
                                       --------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Mutual Life
  Insurance Company ................                                                                26
 Fund shares purchased .............          824          479        1,078            64                       315            527
                                       --------------------------------------------------------------------------------------------
Total Liabilities ..................          824          479        1,078            64           26          315            527
                                       --------------------------------------------------------------------------------------------
NET ASSETS .........................     $168,713     $188,928     $223,592       $84,472      $33,575      $65,570       $410,909
                                       ============================================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 1997 (Unaudited)
(In thousands)

                                            Equity      Multi-                   Bond and     Equity       Inter-      Emerging
                                            Income     Strategy      Equity       Income       Index       national     Markets
                                           Variable    Variable     Variable     Variable     Variable     Variable    Variable
                                            Account    Account      Account       Account     Account      Account      Account
                                          --------------------------------------------------------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Equity Income Portfolio
  (19,905 shares; cost $371,591) .......  $445,967
 Multi-Strategy Portfolio
  (9,869 shares; cost $135,960) ........               $149,282
 Equity Portfolio (7,233 shares;
  cost $145,732) .......................                            $166,624
 Bond and Income Portfolio
  (5,001 shares; cost $59,838) .........                                         $58,637
 Equity Index Portfolio (17,441 shares;
  cost $338,693) .......................                                                      $409,481
 International Portfolio (28,413
  shares; cost $404,735) ...............                                                                    $487,796
 Emerging Markets Portfolio
  (6,537 shares; cost $66,829) .........                                                                                 $72,739
Receivables:
 Due from Pacific Mutual Life
  Insurance Company ....................       931          274          389         178         1,390         1,153         386
                                          --------------------------------------------------------------------------------------
Total Assets ...........................   446,898      149,556      167,013      58,815       410,871       488,949      73,125
                                          --------------------------------------------------------------------------------------
LIABILITIES
Payables:

 Fund shares purchased .................       931          274          389         178         1,390         1,153         386
                                          --------------------------------------------------------------------------------------
Total Liabilities ......................       931          274          389         178         1,390         1,153         386
                                          --------------------------------------------------------------------------------------
NET ASSETS .............................  $445,967     $149,282     $166,624     $58,637      $409,481      $487,796     $72,739
                                          ======================================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1997 (Unaudited)
(In thousands)

                                                        High                      Govern-
                                         Money          Yield       Managed        ment                    Aggressive      Growth
                                         Market         Bond         Bond        Securities     Growth        Equity         LT
                                        Variable      Variable     Variable       Variable     Variable      Variable     Variable
                                         Account       Account      Account        Account      Account       Account      Account
                                       --------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ...........................   $4,097        $8,052       $6,021        $2,160        $3,195                    $18,790

EXPENSES
 Mortality and expense risk fee ......    1,001         1,038        1,172           531           187        $ 299         2,211
                                       --------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........    3,096         7,014        4,849         1,629         3,008         (299)       16,579
                                       --------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from
  security transactions .............        22          (117)        (267)         (113)          614         (377)          909
 Net unrealized appreciation
  (depreciation) on investments .....       (64)          284         (359)         (206)        1,262          772           528
                                       --------------------------------------------------------------------------------------------
Net Realized And Unrealized Gain
  (Loss) On Investments ............        (42)          167         (626)         (319)        1,876          395         1,437
                                       --------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .........     $3,054        $7,181       $4,223        $1,310        $4,884        $  96       $18,016
                                       ============================================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1997 (Unaudited)
(In thousands)

                                            Equity      Multi-                   Bond and     Equity       Inter-      Emerging
                                            Income     Strategy      Equity       Income       Index       national     Markets
                                           Variable    Variable     Variable     Variable     Variable     Variable    Variable
                                            Account    Account      Account       Account     Account      Account      Account
                                          --------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ...........................    $24,729      $9,039       $5,069       $ 2,523      $15,039       $9,344
EXPENSES
 Mortality and expense risk fee ......      2,291         795          854           318        1,954        2,459       $  300
                                          --------------------------------------------------------------------------------------
Net Investment Income (Loss) .........     22,438       8,244        4,215         2,205       13,085        6,885         (300)
                                          --------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss)
  from security transactions .........        524         595        1,726           (84)       3,276        1,316          (23)
 Net unrealized appreciation
  (depreciation) on investments ......     33,795       2,919       10,582        (1,180)      41,373       43,975        6,295
                                          --------------------------------------------------------------------------------------
Net Realized And Unrealized
 Gain (Loss) On Investments ..........     34,319       3,514       12,308        (1,264)      44,649       45,291        6,272
                                          --------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...........    $56,757     $11,758      $16,523       $   941      $57,734      $52,176       $5,972
                                          ======================================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1997 (Unaudited)
(In thousands)

                                                        High                      Govern-
                                         Money          Yield       Managed        ment                    Aggressive      Growth
                                         Market         Bond         Bond        Securities     Growth        Equity         LT
                                        Variable      Variable     Variable       Variable     Variable      Variable     Variable
                                         Account       Account      Account        Account      Account       Account      Account
                                       --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ......   $   3,096      $  7,014      $  4,849      $  1,629      $ 3,008     $   (299)    $ 16,579
 Net realized gain (loss)
  from security transactions .......          22          (117)         (267)         (113)         614         (377)         909
 Net unrealized appreciation
  (depreciation) on investments ....         (64)          284          (359)         (206)       1,262          772          528
                                       --------------------------------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations .........       3,054         7,181         4,223         1,310        4,884           96       18,016
                                       --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums ..........     214,097        36,058        43,670         9,729          312       17,293       60,728
 Transfers--policy charges
  and deductions ...................      (4,236)       (5,033)       (3,150)       (2,331)        (866)        (990)      (4,950)
 Transfers in (from other
  variable accounts) ...............     197,941        53,717        39,409         8,733        3,991       23,636       71,979
 Transfers out (to other
  variable accounts) ...............    (373,170)      (48,111)      (21,398)      (11,874)      (3,179)     (11,333)     (55,288)
 Transfers--other ..................      (1,981)         (314)       (1,503)         (655)      (1,213)         (86)      (2,590)
                                       --------------------------------------------------------------------------------------------
Net Increase (Decrease)
 In Net Assets Derived
 From Policy Transactions ..........      32,651        36,317        57,028         3,602         (955)      28,520       69,879
                                       --------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS .........      35,705        43,498        61,251         4,912        3,929       28,616       87,895
                                       --------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period ...............     133,008       145,430       162,341        79,560       29,646       36,954      323,014
                                       --------------------------------------------------------------------------------------------
 End of Period .....................   $ 168,713      $188,928      $223,592      $ 84,472      $33,575     $ 65,570     $410,909
                                       --------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1997 (Unaudited)
(In thousands)

                                            Equity      Multi-                   Bond and     Equity       Inter-      Emerging
                                            Income     Strategy      Equity       Income       Index       national     Markets
                                           Variable    Variable     Variable     Variable     Variable     Variable    Variable
                                            Account    Account      Account       Account     Account      Account      Account
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss) ........  $ 22,438     $  8,244     $  4,215     $ 2,205      $ 13,085      $  6,885     $   (300)
   Net realized gain (loss)
    from security transactions .........       524          595        1,726         (84)        3,276         1,316          (23)
   Net unrealized appreciation
    (depreciation) on investments ......    33,795        2,919       10,582      (1,180)       41,373        43,975        6,295
                                          ---------------------------------------------------------------------------------------
Net Increase In Net Assets Resulting
   From Operations .....................    56,757       11,758       16,523         941        57,734        52,176        5,972
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
   Transfer of net premiums ............    66,945       20,535       31,303       9,390        73,262        74,617       13,541
   Transfers--policy charges
    and deductions .....................    (5,972)      (2,383)      (2,112)     (1,147)       (4,117)       (5,645)        (566)
   Transfers in (from other
     variable accounts) ................    55,985       17,915       35,263       8,756        90,649        98,336       59,642
   Transfers out (to other
    variable accounts) .................   (27,450)     (10,410)     (23,387)     (6,317)      (52,684)      (55,687)     (34,495)
   Transfers--other ....................    (2,310)        (867)        (492)       (467)       (1,730)       (2,134)        (160)
                                          ---------------------------------------------------------------------------------------
Net Increase In Net Assets Derived
   From Policy Transactions ............    87,198       24,790       40,575      10,215       105,380       109,487       37,962
                                          ---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS .............   143,955       36,548       57,098      11,156       163,114       161,663       43,934
                                          ---------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period .................   302,012      112,734      109,526      47,481       246,367       326,133       28,805
                                          ---------------------------------------------------------------------------------------
   End of Period .......................  $445,967     $149,282     $166,624    $ 58,637      $409,481      $487,796      $72,739
                                          =======================================================================================


See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                        High                      Govern-
                                         Money          Yield       Managed        ment                    Aggressive      Growth
                                         Market         Bond         Bond        Securities     Growth        Equity         LT
                                        Variable      Variable     Variable       Variable     Variable      Variable     Variable
                                         Account       Account      Account        Account      Account       Account      Account
                                       --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss) ....    $   3,743     $  8,131     $  6,385       $  4,059     $  1,549     $  (146)    $    (943)
   Net realized gain (loss)
    from security transactions .....           22        1,367          (24)          (350)       1,671         (75)        9,057
   Net unrealized appreciation
    (depreciation) on investments ..          228        1,531       (1,269)        (1,956)       2,697       1,169        24,020
                                       --------------------------------------------------------------------------------------------
Net Increase In Net Assets
  Resulting From Operations ........        3,993       11,029        5,092          1,753        5,917         948        32,134
                                       --------------------------------------------------------------------------------------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums ........      321,230       58,033       64,456         31,163          595      19,431       115,655
   Transfers--policy charges
    and deductions .................       (3,380)      (1,106)      (1,207)        (1,052)        (149)        (48)       (2,621)
   Transfers in (from other
    variable accounts) .............      225,700       73,979       49,626         23,966        8,511      21,702       151,434
   Transfers out (to other
    variable accounts) .............     (468,490)     (59,025)     (19,319)       (23,202)     (12,342)     (4,811)     (108,767)
   Transfers--other ................       (8,420)      (3,331)      (2,518)        (2,389)      (1,460)       (268)       (7,047)
                                       --------------------------------------------------------------------------------------------
Net Increase (Decrease)
   In Net Assets Derived
   From Policy Transactions ........       66,640       68,550       91,038         28,486       (4,845)     36,006       148,654
                                       --------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS .........       70,633       79,579       96,130         30,239        1,072      36,954       180,788
                                       --------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year ...............       62,375       65,851       66,211         49,321       28,574                   142,226
                                       --------------------------------------------------------------------------------------------
   End of Year .....................    $ 133,008     $145,430     $162,341       $ 79,560     $ 29,646     $36,954     $ 323,014
                                       ============================================================================================

(1) Operations commenced on April 1, 1996.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                            Equity      Multi-                   Bond and     Equity       Inter-      Emerging
                                            Income     Strategy      Equity       Income       Index       national     Markets
                                           Variable    Variable     Variable     Variable     Variable     Variable    Variable
                                            Account    Account      Account       Account     Account      Account    Account(1)
                                         ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ........   $   8,169     $  4,799     $  2,354     $  1,967     $  3,597      $  3,323     $   (120)
 Net realized gain (loss)
  from security transactions .........       2,288           40        1,580         (139)       3,059         1,215           (9)
 Net unrealized appreciation
  (depreciation) on investments ......      26,576        4,673        9,264       (1,227)      22,009        36,279         (383)
                                         ----------------------------------------------------------------------------------------
Net Increase (Decrease)
 In Net Assets Resulting
 From Operations .....................      37,033        9,512       13,198          601       28,665        40,817         (512)
                                         ----------------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ............     108,809       38,378       48,041       20,471      102,522       113,891       14,273
 Transfers--policy charges
  and deductions .....................      (1,752)      (1,122)        (747)        (320)      (1,086)       (1,735)         (85)
 Transfers in (from other
  variable accounts) .................      86,018       25,490       55,281       20,444       92,870       109,050       17,112
 Transfers out (to other
  variable accounts) ................      (52,423)     (12,149)     (33,491)     (11,225)     (45,695)      (49,335)      (1,836)
 Transfers--other ...................       (6,068)      (2,404)      (1,855)        (836)      (3,900)       (5,800)        (147)
                                         ----------------------------------------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ...........      134,584       48,193       67,229       28,534      144,711       166,071       29,317
                                         ----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ..........      171,617       57,705       80,427       29,135      173,376       206,888       28,805
                                         ----------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..................      130,395       55,029       29,099       18,346       72,991       119,245
                                         ----------------------------------------------------------------------------------------
 End of Year ........................     $302,012     $112,734     $109,526     $ 47,481     $246,367      $326,133     $ 28,805
                                         ========================================================================================

(1) Operations commenced on April 1, 1996.

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

  The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account (not offered to new Contract Owners beginning January 1, 1994), the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies.

  The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Mutual.

  The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable accumulation deferred annuity contracts. The assets of the Separate Account are carried at market value.

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to their financial statements.

  B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1997, the Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio and the Emerging Markets Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  Pacific Mutual charges the Separate Account daily for mortality and expense risks assumed with respect to variable annuity contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the contracts, Pacific Mutual makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Mutual.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Mutual.

5. SELECTED ACCUMULATION UNIT** INFORMATION
  Selected accumulation unit information for the six months period ended June 30, 1997 were as follows:

                                       Accumulation
                                         Unit Value
-------------------------------------------------------------------------
                                                              Number of
                                     At                         Units
                   Commence-       Begin-          At        Outstanding
Variable            ment of        ning of       End of       at End of
Accounts           Operations      Period        Period        Period
-------------------------------------------------------------------------
Money
Market              7/24/90        $12.29       $12.52        13,477,001
-------------------------------------------------------------------------
High Yield
Bond                8/16/90        $20.68       $21.58         8,755,994
-------------------------------------------------------------------------
Managed
Bond                9/05/90        $16.58       $16.92        13,213,204
-------------------------------------------------------------------------
Government
Securities          8/22/90        $15.94       $16.20         5,214,173
-------------------------------------------------------------------------
Growth              8/16/90        $24.36       $28.55         1,176,015
-------------------------------------------------------------------------
Aggressive
Equity              4/01/96        $10.69       $10.41         6,297,431
-------------------------------------------------------------------------
Growth LT           1/04/94        $17.59       $18.41        22,316,545
-------------------------------------------------------------------------
Equity
Income              8/16/90        $21.61       $25.17        17,715,185
-------------------------------------------------------------------------
Multi-
Strategy            9/25/90        $19.65       $21.50         6,943,387
-------------------------------------------------------------------------
Equity              1/04/95        $15.47       $17.45         9,549,976
-------------------------------------------------------------------------
Bond and
Income              1/04/95        $12.94       $13.14         4,463,529
-------------------------------------------------------------------------
Equity
Index               2/11/91        $21.29       $25.50        16,061,219
-------------------------------------------------------------------------
International       8/16/90        $15.07       $17.09        28,541,509
-------------------------------------------------------------------------
Emerging
Markets             4/01/96        $ 9.59       $10.96         6,638,892
-------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


6. CONTRACT OWNERS' COST OF INVESTMENTS IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk (M&E) charges. The cost and market value of total Contract Owners' investments in the Fund as of June 30, 1997 were as follows (amounts in thousands):

                                                                                          Variable Accounts
                                                                   ---------------------------------------------------------------
                                                                                                              Govern-
                                                                    Money       High Yield     Managed          ment
                                                                    Market         Bond          Bond        Securities    Growth
                                                                   ---------------------------------------------------------------
Total cost of investments at beginning of period                    $132,914       $141,955      $161,338     $79,604    $23,855
Add:   Total proceeds from sales of units net of M&E charges         182,206         58,430        60,018       7,562      4,742
       Reinvested distributions from the Fund:
       (a) Net investment income                                       4,097          6,538         5,379       2,160         38
       (b) Net realized gain                                                          1,514           642                  3,158
                                                                   ---------------------------------------------------------------
                          Sub-Total                                  319,217        208,437       227,377      89,326     31,793
Less:  Cost of investments disposed during the period                150,534         23,268         4,428       4,604      5,271
                                                                   ---------------------------------------------------------------
Total cost of investments at end of period                           168,683        185,169       222,949      84,722     26,522
Add:   Unrealized appreciation (depreciation)                             30          3,759           643        (250)     7,053
                                                                   ---------------------------------------------------------------
Total market value of investments at end of period                  $168,713       $188,928      $223,592     $84,472    $33,575
                                                                   ===============================================================
                                                                  Aggressive      Growth        Equity         Multi-
                                                                    Equity          LT          Income        Strategy   Equity
                                                                   ---------------------------------------------------------------
Total cost of investments at beginning of period                     $35,784       $291,691      $261,430    $102,330    $99,216
Add:   Total proceeds from sales of units net of M&E charges          33,063         84,992        87,411      26,744     47,421
       Reinvested distributions from the Fund:
       (a) Net investment income                                                      1,872         1,709       2,132        174
       (b) Net realized gain                                                         16,918        23,020       6,907      4,895
                                                                   ---------------------------------------------------------------
                          Sub-Total                                   68,847        395,473       373,570     138,113    151,706
Less:  Cost of investments disposed during the period                  5,219         16,415         1,979       2,153      5,974
                                                                   ---------------------------------------------------------------
Total cost of investments at end of period                            63,628        379,058       371,591     135,960    145,732
Add:   Unrealized appreciation                                         1,942         31,851        74,376      13,322     20,892
                                                                   ---------------------------------------------------------------
Total market value of investments at end of period                   $65,570       $410,909      $445,967    $149,282   $166,624
                                                                   ===============================================================
                                                                   Bond and       Equity        Inter-       Emerging
                                                                    Income        Index        national      Markets
                                                                   --------------------------------------------------
Total cost of investments at beginning of period                     $47,502       $216,952      $287,047     $29,189
Add:   Total proceeds from sales of units net of M&E charges          12,162        119,046       132,405      66,067
       Reinvested distributions from the Fund:
       (a) Net investment income                                       1,763          2,686         1,500
       (b) Net realized gain                                             760         12,353         7,843
                                                                   --------------------------------------------------
                          Sub-Total                                   62,187        351,037       428,795      95,256
Less:  Cost of investments disposed during the period                  2,349         12,344        24,060      28,427
                                                                   --------------------------------------------------
Total cost of investments at end of period                            59,838        338,693       404,735      66,829
Add:   Unrealized appreciation (depreciation)                         (1,201)        70,788        83,061       5,910
                                                                   --------------------------------------------------
Total market value of investments at end of period                   $58,637       $409,481      $487,796     $72,739
                                                                   ==================================================